Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Amount outstanding at end of fiscal year	¥ 3,762,641	¥ 4,659,456
Weighted average interest rate on outstanding balance at end of fiscal year	0.10%	0.00%